Revenue and Other Income (Tables)	12 Months Ended
Dec. 31, 2018
REVENUE AND OTHER INCOME
Summary of Revenues and Other Income
	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Revenues	ThCh$	ThCh$	ThCh$
Energy sales	1,369,333,310	1,457,671,722	1,516,688,442
Generation	1,369,333,310	1,457,671,722	1,516,688,442
Regulated customers	997,315,635	1,101,089,106	1,180,042,597
Non-regulated customers	337,748,542	285,623,737	234,641,908
Spot market sales	34,269,133	70,958,879	102,003,937
Other sales	103,745,285	94,452,287	64,638,599
Natural gas sales	103,717,558	91,652,707	64,443,715
Sales of products and services	27,727	2,799,580	194,884
Other services provided	8,475,543	46,908,131	58,632,774
Tolls and transmission	3,267,012	38,850,596	50,437,592
Engineering and consulting services	231,373	—	—
Other services	4,977,158	8,057,535	8,195,182
Total operating revenue	1,481,554,138	1,599,032,140	1,639,959,815

Other operating income	ThCh$	ThCh$	ThCh$
Commodity derivatives	9,819,777	20,328,649	10,794,682
Other income (1)	29,680,268	15,576,299	8,972,832
Total Other operating income	39,500,045	35,904,948	19,767,514

For the year ended December 31, 2018, this includes Central Tarapacá indemnization for ThCh$ 21,987,899  (ThCh$ 0 for 2017).